Shareholders' equity (Details 3) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Net Profit As Recorded in Eni Spa Financial Statements	€ 3,173	€ 3,586
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Net profit	(134)	(466)
- difference between purchase cost and underlying carrying amounts of net equity, Net profit		(1)
- adjustments to comply with Group account policies, Net profit	862	202
- elimination of unrealized intercompany profits, Net profit	177	(88)
- deferred taxation, Net profit	59	144
Net profit (loss) for the year	4,137	3,377	€ (1,457)
Non-controlling interest, Net profit	(11)	(3)	(7)
As recorded in Consolidated Financial Statements, Net profit	4,126	3,374	(1,464)
As recorded in Eni SpA's Financial Statements, Shareholders' equity	42,615	42,529
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Shareholders' equity	7,183	6,110
- difference between purchase cost and underlying carrying amounts of net equity, Shareholders' equity	153	145
- adjustments to comply with Group account policies, Shareholders' equity	2,000	719
- elimination of unrealized intercompany profits, Shareholders' equity	(519)	(807)
- deferred taxation, Shareholders' equity	(359)	(617)
TOTAL SHAREHOLDERS' EQUITY	51,073	48,079	€ 53,086	€ 57,409
Non-controlling interest	(57)	(49)
As recorded in Consolidated Financial Statements, Shareholders' equity	€ 51,016	€ 48,030